Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Raw materials	$ 89		$ 63
Work in progress	20		20
Finished goods	438		259
Inventory, net	$ 547		$ 342
ZHEJIANG TIANLAN
Raw materials | ¥		¥ 2,381		¥ 341
Finished goods | ¥		1,005		2,048
Inventory, net | ¥		¥ 3,386		¥ 2,389